Loans and Other Borrowings - Summary of Reconciliation From Most Directly Comparable IFRS Measure to Net Debt, Footnotes (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Lease liabilities	£ 6,560	£ 6,269
Cash and cash equivalents	1,549		£ 1,666	£ 528
Disposal groups classified as held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Lease liabilities	62
Cash and cash equivalents	£ 43